Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 1,249,725	$ 1,530,752
Raw materials and purchased parts	584,799	757,054
Work-in-process	238,665	305,090
Total inventories	$ 2,073,189	$ 2,592,896